UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Legg Mason International Equities Limited
Address: Esemplia Emerging Markets
         9th Floor, 10 Exchange Square, Primrose St
         London, England  EC2A 2EN

13F File Number:  28-6251

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paula Marsh
Title:     Head of Compliance, Europe
Phone:     44-20-7070-7429

Signature, Place, and Date of Signing:

     Paula Marsh     London, England     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $573,647 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105   108530  2802932 SH       DEFINED 1             2802932        0        0
AU OPTRONICS CORP              SPONSORED ADR    002255107     8811   910156 SH       DEFINED 1              910156        0        0
CEMEX SAB DE CV                SPON ADR NEW     151290889    38762  4150100 SH       DEFINED 1             4150100        0        0
CHINA MED TECHNOLOGIES INC     SPONSORED ADR    169483104     3439   172700 SH       DEFINED 1              172700        0        0
CHUNGHWA TELECOM CO LTD        SPONS ADR NEW 09 17133Q403     1254    63200 SH       DEFINED 1               63200        0        0
CPFL ENERGIA S A               SPONSORED ADR    126153105     1061    21900 SH       DEFINED 1               21900        0        0
GAMMON GOLD INC                COM              36467T106    28371  4253387 SH       DEFINED 1             4253387        0        0
GERDAU S A                     SPONSORED ADR    373737105    13796  1317600 SH       DEFINED 1             1317600        0        0
GOL LINHAS AEREAS INTLG S A    SP ADR REP PFD   38045R107     3537   623800 SH       DEFINED 1              623800        0        0
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106      619    51300 SH       DEFINED 1               51300        0        0
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR    456788108    11943   324700 SH       DEFINED 1              324700        0        0
ISHARES INC                    MSCI TAIWAN      464286731     8156   808237 SH       DEFINED 1              808237        0        0
ITAU UNIBANCO BANCO MULTIPL    SPONS ADR        465562106    89718  5667552 SH       DEFINED 1             5667552        0        0
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109    22498   609185 SH       DEFINED 1              609185        0        0
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101    34077  1021468 SH       DEFINED 1             1021468        0        0
SHINHAN FINANCIAL GROUP CO L   SPN ADR RESTRD   824596100      803    15784 SH       DEFINED 1               15784        0        0
SK TELECOM LTD                 SPONSORED ADR    78440P108    29737  1962800 SH       DEFINED 1             1962800        0        0
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100     8554   909003 SH       DEFINED 1              909003        0        0
TAM SA                         SP ADR REP PFD   87484D103    35180  3379396 SH       DEFINED 1             3379396        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    25440   515600 SH       DEFINED 1              515600        0        0
VALE S A                       ADR REPSTG PFD   91912E204    97870  6375873 SH       DEFINED 1             6375873        0        0
WSP HOLDINGS LIMITED           ADR              92934F104     1491   232918 SH       DEFINED 1              232918        0        0